Earnings per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Convertible senior notes	Dec. 31, 2011 Convertible senior notes	Dec. 31, 2010 Convertible senior notes	Dec. 31, 2012 Senior secured convertible notes	Dec. 31, 2011 Senior secured convertible notes	Dec. 31, 2010 Senior secured convertible notes	Dec. 31, 2012 Stock options and restricted shares	Dec. 31, 2011 Stock options and restricted shares	Dec. 31, 2010 Stock options and restricted shares	Dec. 31, 2011 ADM warrants
Numerator:
Numerator for basic and diluted earnings per share	$ (491,873)	(3,064,412)	(3,208,911)	1,386,776
Denominator:
Denominator for basic earnings per share - Weighted-average ordinary shares outstanding	156,425,307	156,425,307	156,805,040	151,542,518
Stock options (in shares)				1,770,501
Restricted shares				829,171
ADM warrants (in shares)				2,416,007
Denominator for diluted earnings (loss) per share (in shares)	156,425,307	156,425,307	156,805,040	156,558,197
Basic earnings (loss) per share	$ (3.14)	(19.59)	(20.46)	9.15
Diluted earnings (loss) per share	$ (3.14)	(19.59)	(20.46)	8.86
Potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share
Shares issuable					26,441	27,650	27,650	176,460	3,339,525	3,339,525	5,349,942	5,824,106	4,812,887	1,540,773